UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Concentrated Core Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.2%

	COMMON STOCKS – 100.2%

	Aerospace & Defense – 5.0%

47,000	Boeing Company	$6,836,150

	Automobiles – 10.5%

485,000	Ford Motor Company	6,950,050

202,000	General Motors Company	7,312,400
	Total Automobiles	14,262,450

	Banks – 5.4%

424,000	Bank of America Corporation	7,390,320

	Biotechnology – 10.2%

42,000	Amgen Inc.	6,766,200

67,000	Gilead Sciences, Inc.	7,099,320
	Total Biotechnology	13,865,520

	Diversified Telecommunication Services – 9.8%

202,000	AT&T Inc.	6,801,340

244,000	CenturyLink Inc.	6,570,920
	Total Diversified Telecommunication Services	13,372,260

	Food Products – 5.0%

185,000	Archer-Daniels-Midland Company	6,750,650

	Health Care Providers & Services – 21.0%

68,000	Aetna Inc.	6,987,000

73,000	AmerisourceBergen Corporation	7,200,720

86,000	Cardinal Health, Inc.	7,469,100

62,000	UnitedHealth Group Incorporated	6,988,020
	Total Health Care Providers & Services	28,644,840

	Insurance – 5.1%

61,000	Travelers Companies, Inc.	6,988,770

	Machinery – 2.5%

32,000	Parker Hannifin Corporation	3,349,120

	Multiline Retail – 5.2%

97,000	Target Corporation	7,032,500

	Specialty Retail – 5.4%

97,000	Lowe’s Companies, Inc.	7,430,200

Nuveen Investments	1

Nuveen Concentrated Core Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Technology Hardware, Storage & Peripherals – 10.3%

61,000	Apple, Inc.	$7,216,300

542,000	HP Inc.	6,796,680
	Total Technology Hardware, Storage & Peripherals	14,012,980

	Wireless Telecommunication Services – 4.8%

184,000	T-Mobile US Inc., (2)	6,532,000
	Total Long-Term Investments (cost $138,679,237)	136,467,760
	Other Assets Less Liabilities – (0.2)%	(219,725)
	Net Assets – 100%	$136,248,035

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term investments:
Common Stocks	$136,467,760	$—	$—	$136,467,760

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $139,316,845.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$5,514,272
Depreciation	(8,363,357)
Net unrealized appreciation (depreciation) of investments	$(2,849,085)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

2	Nuveen Investments

Nuveen Core Dividend Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 2.5%

4,600	Boeing Company	$669,070

3,500	Huntington Ingalls Industries Inc.	458,220
	Total Aerospace & Defense	1,127,290

	Air Freight & Logistics – 1.9%

4,200	C.H. Robinson Worldwide, Inc.	283,206

5,600	United Parcel Service, Inc., Class B	576,856
	Total Air Freight & Logistics	860,062

	Airlines – 0.2%

1,700	Delta Air Lines, Inc.	78,982

	Automobiles – 2.3%

15,900	General Motors Company	575,580

8,000	Thor Industries, Inc.	463,360
	Total Automobiles	1,038,940

	Banks – 1.3%

20,000	Bank of America Corporation	348,600

1,500	JPMorgan Chase & Co.	100,020

2,300	Wells Fargo & Company	126,730
	Total Banks	575,350

	Beverages – 2.7%

5,400	Dr. Pepper Snapple Group	484,650

7,600	PepsiCo, Inc.	761,216
	Total Beverages	1,245,866

	Biotechnology – 4.7%

9,700	AbbVie Inc.	564,055

4,600	Amgen Inc.	741,060

7,700	Gilead Sciences, Inc.	815,892
	Total Biotechnology	2,121,007

	Capital Markets – 3.5%

4,300	Ameriprise Financial, Inc.	485,685

5,600	Eaton Vance Corporation	201,152

10,700	Lazard Limited	497,229

5,300	T. Rowe Price Group Inc.	403,595
	Total Capital Markets	1,587,661

Nuveen Investments	3

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 0.4%

4,000	Cabot Corporation	$174,160

	Commercial Services & Supplies – 0.2%

3,400	Pitney Bowes Inc.	73,440

	Communications Equipment – 3.6%

26,600	Cisco Systems, Inc.	724,850

15,200	Juniper Networks Inc.	457,976

8,900	QUALCOMM, Inc.	434,231
	Total Communications Equipment	1,617,057

	Containers & Packaging – 0.3%

2,900	Sonoco Products Company	127,078

	Diversified Financial Services – 0.9%

7,200	NASDAQ Stock Market, Inc.	422,064

	Diversified Telecommunication Services – 3.3%

17,900	CenturyLink Inc.	482,047

17,000	Verizon Communications Inc.	772,650

37,900	Windstream Holdings Inc.	236,117
	Total Diversified Telecommunication Services	1,490,814

	Electrical Equipment – 1.0%

4,400	Rockwell Automation, Inc.	468,336

	Electronic Equipment, Instruments, & Components – 1.0%

13,500	Jabil Circuit Inc.	345,465

10,600	Vishay Intertechnology Inc.	126,352
	Total Electronic Equipment, Instruments & Components	471,817

	Energy Equipment & Services – 3.0%

12,600	Atwood Oceanics Inc.	200,088

8,900	Ensco PLC	152,368

9,900	National-Oilwell Varco Inc.	369,666

35,300	Noble Corporation PLC	468,431

20,000	Tidewater Inc.	190,200
	Total Energy Equipment & Services	1,380,753

	Food & Staples Retailing – 0.6%

4,600	Wal-Mart Stores, Inc.	270,664

	Health Care Equipment & Supplies – 0.6%

4,200	Saint Jude Medical Inc.	265,020

	Health Care Providers & Services – 7.1%

5,100	Aetna Inc.	524,025

4,900	AmerisourceBergen Corporation	483,336

4	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

3,800	Anthem Inc.	$495,444

5,800	Cardinal Health, Inc.	503,730

2,900	McKesson HBOC Inc.	549,115

6,000	United Health Group Incorporated	676,260
	Total Health Care Providers & Services	3,231,910

	Hotels, Restaurants & Leisure – 5.7%

5,600	Brinker International Inc.	255,472

9,900	Carnival Corporation	500,247

7,600	Darden Restaurants, Inc.	426,892

11,000	Las Vegas Sands	484,660

6,400	Marriott International, Inc., Class A	453,824

9,300	Six Flags Entertainment Corporation	482,670
	Total Hotels, Restaurants & Leisure	2,603,765

	Household Durables – 1.1%

9,000	Leggett and Platt Inc.	419,400

1,700	Tupperware Corporation	96,509
	Total Household Durables	515,909

	Independent Power & Renewable Electricity Producers – 1.3%

8,600	AES Corporation	85,914

39,700	NRG Energy Inc.	490,692
	Total Independent Power & Renewable Electricity Producers	576,606

	Industrial Conglomerates – 0.4%

5,600	General Electric Company	167,664

	Insurance – 2.0%

7,600	Allied World Assurance Holdings	276,032

2,500	Amtrust Financial Services, Inc.	156,275

17,300	Assured Guaranty Limited	457,412
	Total Insurance	889,719

	IT Services – 6.2%

5,500	Accenture Limited	589,710

4,800	Broadridge Financial Solutions, Inc.	263,904

2,100	Global Payments Inc.	148,785

8,400	Leidos Holdings Inc.	486,612

6,700	MasterCard, Inc.	656,064

9,400	Paychex, Inc.	509,950

15,700	Xerox Corporation	165,635
	Total IT Services	2,820,660

	Leisure Products – 1.0%

6,000	Hasbro, Inc.	438,540

Nuveen Investments	5

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Machinery – 2.3%

2,400	AGCO Corporation	$120,624

16,900	Allision Transmission Holdings Inc.	472,524

1,500	Caterpillar Inc.	108,975

2,700	Cummins Inc.	270,999

500	Parker Hannifin Corporation	52,330
	Total Machinery	1,025,452

	Media – 4.3%

13,500	Cablevision Systems Corporation	411,750

4,100	Cinemark Holdings Inc.	142,270

28,900	Gannett Company, Inc.	493,612

20,300	Interpublic Group of Companies, Inc.	466,900

9,100	Viacom Inc., Class B	453,089
	Total Media	1,967,621

	Metals & Mining – 1.1%

12,100	Nucor Corporation	501,545

	Multiline Retail – 2.8%

8,600	Big Lots, Inc.	386,914

4,200	Kohl’s Corporation	197,946

6,500	Macy’s, Inc.	254,020

5,800	Target Corporation	420,500
	Total Multiline Retail	1,259,380

	Oil, Gas & Consumable Fuels – 2.4%

8,100	CVTR Energy Inc.	386,775

109,700	Denbury Resources Inc.	405,890

3,800	Exxon Mobil Corporation	310,308
	Total Oil, Gas & Consumable Fuels	1,102,973

	Pharmaceuticals – 4.2%

3,000	Johnson & Johnson	303,720

14,700	Merck & Company Inc.	779,247

25,600	Pfizer Inc.	838,912
	Total Pharmaceuticals	1,921,879

	Professional Services – 0.5%

2,400	Manpower Inc.	216,672

	Real Estate Investment Trust – 3.6%

18,300	Columbia Property Trust Inc.	458,598

15,900	Communications Sales & Leasing, Inc.	309,255

63,300	MFA Mortgage Investments, Inc.	441,834

12,600	Weyerhaeuser Company	405,342
	Total Real Estate Investment Trust	1,615,029

6	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 2.8%

24,100	Intel Corporation	$837,957

47,300	Marvell Technology Group Ltd.	419,078
	Total Semiconductors & Semiconductor Equipment	1,257,035

	Software – 3.8%

10,200	CA Technologies	286,722

26,300	Microsoft Corporation	1,429,405
	Total Software	1,716,127

	Specialty Retail – 6.2%

12,000	Aaron Rents Inc.	291,240

12,400	Abercrombie & Fitch Co., Class A	317,068

12,100	Best Buy Co., Inc.	384,538

4,000	GameStop Corporation	140,120

6,300	Home Depot, Inc.	843,444

5,300	Lowe’s Companies, Inc.	405,980

34,500	Staples, Inc.	416,415
	Total Specialty Retail	2,798,805

	Technology Hardware, Storage & Peripherals – 4.8%

16,400	Apple, Inc.	1,940,120

19,000	HP Inc.	238,260
	Total Technology Hardware, Storage & Peripherals	2,178,380

	Tobacco – 1.3%

10,500	Altria Group, Inc.	604,800

	Trading Companies & Distributors – 0.7%

5,200	MSC Industrial Direct Inc., Class A	320,840
	Total Long-Term Investments (cost $45,276,151)	45,127,672
	Other Assets Less Liabilities – 0.4%	193,624
	Net Assets – 100%	$45,321,296

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term investments:
Common Stocks	$45,127,672	$—	$—	$45,127,672

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net assets value of the Fund.

As of November 30, 2015, the cost of investments was $45,698,512.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$3,035,317
Depreciation	(3,606,157)
Net unrealized appreciation (depreciation) of investments	$(570,840)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

8	Nuveen Investments

Nuveen Equity Market Neutral Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.4%

	COMMON STOCKS – 100.4%

	Aerospace & Defense – 3.1%

4,200	Boeing Company	$610,890

4,200	Huntington Ingalls Industries Inc.	549,864

11,400	Spirit AeroSystems Holdings Inc., (2)	597,930
	Total Aerospace & Defense	1,758,684

	Air Freight & Logistics – 1.1%

12,700	Expeditors International of Washington, Inc.	616,458

	Airlines – 3.1%

12,900	Delta Air Lines, Inc.	599,334

24,100	JetBlue Airways Corporation, (2)	596,234

11,400	Southwest Airlines Company	523,032
	Total Airlines	1,718,600

	Auto Components – 1.6%

11,700	Goodyear Tire & Rubber Company	408,096

3,800	Lear Corporation	478,420
	Total Auto Components	886,516

	Automobiles – 1.3%

6,000	General Motors Company	217,200

9,200	Thor Industries, Inc.	532,864
	Total Automobiles	750,064

	Banks – 1.6%

29,100	Bank of America Corporation	507,213

6,000	JPMorgan Chase & Co.	400,080
	Total Banks	907,293

	Biotechnology – 4.3%

3,700	Amgen Inc.	596,070

2,000	Biogen Inc., (2)	573,720

5,900	Gilead Sciences, Inc.	625,164

3,900	United Therapeutics Corporation, (2)	595,257
	Total Biotechnology	2,390,211

	Building Products – 1.1%

12,900	Owens Corning	604,236

	Capital Markets – 1.1%

13,000	Lazard Limited	604,110

Nuveen Investments	9

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.0%

12,500	Cabot Corporation	$544,250

	Communications Equipment – 3.1%

56,200	Brocade Communications Systems Inc.	527,437

5,900	F5 Networks, Inc., (2)	607,700

20,100	Juniper Networks Inc.	605,613
	Total Communications Equipment	1,740,750

	Construction & Engineering – 2.1%

13,700	Chicago Bridge & Iron Company N.V.	585,675

13,600	Jacobs Engineering Group, Inc., (2)	600,304
	Total Construction & Engineering	1,185,979

	Containers & Packaging – 1.2%

6,000	AptarGroup Inc.	446,880

5,400	Sealed Air Corporation	244,944
	Total Containers & Packaging	691,824

	Diversified Consumer Services – 1.3%

18,100	Apollo Group, Inc., (2)	127,786

21,800	Service Corporation International	607,130
	Total Diversified Consumer Services	734,916

	Diversified Financial Services – 2.0%

2,200	Intercontinental Exchange Group, Inc.	571,648

9,600	NASDAQ Stock Market, Inc.	562,752
	Total Diversified Financial Services	1,134,400

	Diversified Telecommunication Services – 1.6%

22,300	CenturyLink Inc.	600,539

21,500	Intelsat SA, (2)	99,975

32,300	Windstream Holdings Inc.	201,229
	Total Diversified Telecommunication Services	901,743

	Electrical Equipment – 1.2%

4,500	Regal-Beloit Corporation	290,070

3,800	Rockwell Automation, Inc.	404,472
	Total Electrical Equipment	694,542

	Electronic Equipment, Instruments & Components – 3.0%

19,700	Ingram Micro, Inc., Class A	609,321

23,800	Jabil Circuit Inc.	609,042

36,400	Vishay Intertechnology Inc.	433,888
	Total Electronic Equipment, Instruments & Components	1,652,251

10	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.4%

45,000	Noble Corporation PLC	$597,150

18,300	Tidewater Inc.	174,033
	Total Energy Equipment & Services	771,183

	Health Care Providers & Services – 6.3%

4,100	Aetna Inc.	421,275

4,100	AmerisourceBergen Corporation	404,424

3,400	Anthem Inc.	443,292

4,900	Cardinal Health, Inc.	425,565

8,600	Centene Corporation, (2)	496,650

6,100	Health Net Inc., (2)	385,886

2,500	McKesson HBOC Inc.	473,375

4,200	UnitedHealth Group Incorporated	473,382
	Total Health Care Providers & Services	3,523,849

	Hotels, Restaurants & Leisure – 2.9%

6,900	Brinker International Inc.	314,778

9,900	Darden Restaurants, Inc.	556,083

1,900	Marriott International, Inc., Class A	134,729

3,300	Panera Bread Company, (2)	599,940
	Total Hotels, Restaurants & Leisure	1,605,530

	Independent Power & Renewable Electricity Producers – 1.2%

52,300	NRG Energy Inc.	646,428

	Insurance – 3.7%

9,100	Amtrust Financial Services, Inc.	568,841

3,000	Aspen Insurance Holdings Limited	151,560

23,000	Assured Guaranty Limited	608,120

1,400	Everest Reinsurance Group Ltd	258,216

4,100	Travelers Companies, Inc.	469,737
	Total Insurance	2,056,474

	Internet Software & Services – 1.9%

14,900	eBay Inc., (2)	440,891

6,800	VeriSign, Inc., (2)	608,192
	Total Internet Software & Services	1,049,083

	IT Services – 5.9%

2,500	Accenture Limited	268,050

9,400	Amdocs Limited	531,758

6,500	CoreLogic Inc.	239,590

8,400	Global Payments Inc.	595,140

6,200	MasterCard, Inc.	607,104

Nuveen Investments	11

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

11,900	Vantiv Inc., (2)	$627,249

39,200	Xerox Corporation	413,560
	Total IT Services	3,282,451

	Life Sciences Tools & Services – 1.0%

7,600	Charles River Laboratories International, Inc., (2)	581,932

	Machinery – 6.4%

12,400	AGCO Corporation	623,224

22,400	Allision Transmission Holdings Inc.	626,304

1,300	Lincoln Electric Holdings Inc.	73,385

3,700	Parker Hannifin Corporation	387,242

36,800	SPX Corporation	406,272

15,900	Terex Corporation	325,632

19,800	Trinity Industries Inc.	537,570

5,200	Valmont Industries, Inc.	609,700
	Total Machinery	3,589,329

	Media – 5.8%

14,200	Cablevision Systems Corporation	433,100

4,700	Comcast Corporation, Class A	286,042

2,200	Discovery Communications inc., Class A Shares, (2)	68,508

36,200	Gannett Company, Inc.	618,296

26,200	Interpublic Group of Companies, Inc.	602,600

13,600	MSG Networks Inc., (2)	269,008

8,700	Scripps Networks Interactive, Class A Shares	494,160

109,200	Sirius XM Holdings Inc., (2)	448,812
	Total Media	3,220,526

	Metals & Mining – 2.9%

15,000	Nucor Corporation	621,750

10,600	Reliance Steel & Aluminum Company	623,386

20,300	Steel Dynamics Inc.	353,017
	Total Metals & Mining	1,598,153

	Multiline Retail – 2.4%

9,300	Big Lots, Inc.	418,407

6,500	Kohl’s Corporation	306,345

8,100	Target Corporation	587,250
	Total Multiline Retail	1,312,002

	Oil, Gas & Consumable Fuels – 2.5%

9,800	CVTR Energy Inc.	467,950

100,600	Denbury Resources Inc.	372,220

6,800	Oasis Petroleum Inc., (2)	78,132

12	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

6,400	Valero Energy Corporation	$459,904
	Total Oil, Gas & Consumable Fuels	1,378,206

	Personal Products – 2.1%

21,300	Coty Inc., Class A	591,714

10,500	Herbalife, Limited	606,165
	Total Personal Products	1,197,879

	Professional Services – 2.1%

7,000	Manpower Inc.	631,960

4,000	Towers Watson & Company, Class A Shares	538,040
	Total Professional Services	1,170,000

	Road & Rail – 0.2%

3,300	Avis Budget Group Inc., (2)	123,387

	Semiconductors & Semiconductor Equipment – 1.7%

17,600	Intel Corporation	611,952

37,500	Marvell Technology Group Ltd.	332,250
	Total Semiconductors & Semiconductor Equipment	944,202

	Software – 3.6%

7,900	Citrix Systems, (2)	605,693

5,800	Electronic Arts Inc., (2)	393,182

35,100	King Digital Entertainment PLC, (2)	620,919

4,800	Red Hat, Inc., (2)	390,768
	Total Software	2,010,562

	Specialty Retail – 6.5%

23,500	Aaron Rents Inc.	570,345

19,300	Best Buy Co., Inc.	613,354

26,400	Chico’s FAS, Inc.	316,800

16,900	GameStop Corporation	592,007

4,500	Home Depot, Inc.	602,460

7,900	Lowe’s Companies, Inc.	605,140

26,700	Staples, Inc.	322,269
	Total Specialty Retail	3,622,375

	Technology Hardware, Storage & Peripherals – 3.2%

5,200	Apple, Inc.	615,160

48,100	HP Inc.	603,174

21,000	NCR Corporation, (2)	569,310
	Total Technology Hardware, Storage & Peripherals	1,787,644

	Trading Companies & Distributors – 1.0%

11,400	WESCO International Inc., (2)	547,770

Nuveen Investments	13

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 0.9%

14,800	T-Mobile US Inc., (2)			$525,400
	Total Long-Term Investments (cost $55,604,219)			56,061,192

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 10.9%

	REPURCHASE AGREEMENTS – 10.9%

$6,087	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/01/15, repurchase price $6,086,526, collateralized by $6,290,00 U.S. Treasury Notes, 2.000% due 2/15/25, value $6,211,375	0.000%	12/01/15	$6,086,526
	Total Short-Term Investments (cost $6,086,526)			6,086,526
	Total Investments (cost $61,690,745) – 111.3%			62,147,718

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (79.8)% (3)

	Aerospace & Defense – (0.8)%

(10,100)	Hexcel Corporation			$(475,609)

	Airlines – (0.9)%

(13,500)	Spirit Airline Holdings, (2)			(496,395)

	Automobiles – (0.8)%

(1,900)	Tesla Motors Inc., (2)			(437,494)

	Beverages – (0.9)%

(3,100)	Monster Beverage Corporation, (2)			(479,291)

	Biotechnology – (1.3)%

(1,300)	Intercept Pharmaceuticals Incorporated, (2)			(229,463)

(45,100)	Opko Health Inc., (2)			(493,394)
	Total Biotechnology			(722,857)

	Building Products – (0.7)%

(7,400)	Fortune Brands Home & Security			(406,778)

	Capital Markets – (1.2)%

(8,300)	Raymond James Financial Inc.			(487,459)

(3,800)	Interactive Brokers Group, Inc.			(164,768)
	Total Capital Markets			(652,227)

	Chemicals – (6.2)%

(3,400)	Air Products & Chemicals Inc.			(465,426)

(1,400)	Albemarle Corporation			(74,984)

(700)	Ashland Inc.			(78,855)

(8,300)	CF Industries Holdings, Inc.			(382,962)

(4,800)	Cytec Industries, Inc.			(359,376)

14	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

(7,600)	E.I. Du Pont de Nemours and Company	$(511,784)

(12,100)	FMC Corporation	(519,937)

(15,500)	Platform Specialty Products Corporation, (2)	(194,680)

(4,300)	Praxair, Inc.	(485,040)

(3,900)	WR Grace & Company, (2)	(383,058)
	Total Chemicals	(3,456,102)

	Commercial Services & Supplies – (1.3)%

(21,700)	Covanta Holding Corporation	(350,455)

(11,500)	Tyco International PLC	(406,065)
	Total Commercial Services & Supplies	(756,520)

	Communications Equipment – (0.5)%

(3,200)	Harris Corporation	(266,016)

	Construction & Engineering – (0.6)%

(17,600)	KBR Inc.	(342,144)

	Construction Materials – (0.9)%

(7,100)	Eagle Materials Inc.	(490,468)

	Electric Utilities – (1.8)%

(14,400)	ITC Holdings Corporation	(531,072)

(11,400)	Westar Energy Inc.	(486,552)
	Total Electric Utilities	(1,017,624)

	Electrical Equipment – (1.2)%

(5,000)	Hubbell Incorporated, Class B	(496,450)

(6,000)	Solarcity Corporation, (2)	(172,560)
	Total Electical Equipment	(669,010)

	Electronic Equipment, Instruments & Components (1.8)%

(16,100)	National Instruments Corporation	(505,540)

(6,500)	Zebra Technologies Corporation, Class A, (2)	(521,300)
	Total Electronic Equipment, Instruments & Components	(1,026,840)

	Energy Equipment & Services – (1.8)%

(12,100)	Halliburton Company	(482,185)

(46,800)	Weatherford International PLC, (2)	(505,908)
	Total Energy Equipment & Services	(988,093)

	Food Products – (1.8)%

(1,400)	Kellogg Company	(96,278)

(5,500)	Kraft Heinz Company	(405,295)

(6,000)	Mead Johnson Nutrition Company, Class A Shares	(483,540)
	Total Food Products	(985,113)

Nuveen Investments	15

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – (2.3)%

(5,700)	Boston Scientific Corporation, (2)	$(104,196)

(300)	DexCom, Inc., (2)	(25,506)

(3,000)	Edwards Lifesciences Corporation, (2)	(489,000)

(6,800)	Idexx Labs Inc., (2)	(481,576)

(1,800)	Zimmer Holdings, Inc.	(181,818)
	Total Health Care Equipment & Supplies	(1,282,096)

	Health Care Providers & Services – (1.2)%

(2,300)	Acadia Healthcare Company Inc., (2)	(158,723)

(22,400)	Brookdale Senior Living Inc., (2)	(503,552)
	Total Health Care Providers & Services	(662,275)

	Health Care Technology – (0.8)%

(2,800)	AthenaHealth Inc., (2)	(469,700)

	Hotels, Restaurants & Leisure – (2.4)%

(9,500)	Choice Hotels International, Inc.	(485,260)

— (4)	J Alexanders Holdings Inc., (2)	(2)

(5,800)	Norwegian Cruise Line Holdings Limited, (2)	(333,152)

(8,200)	Wynn Resorts Ltd	(514,714)
	Total Hotels, Restaurants & Leisure	(1,333,128)

	Household Durables – (2.9)%

(13,000)	Garmin Limited	(492,050)

(9,100)	Lennar Corporation, Class A	(466,011)

(16,700)	Taylor Morrison, (2)	(292,250)

(9,500)	Toll Brothers Inc., (2)	(353,210)
	Total Household Durables	(1,603,521)

	Household Products – (0.9)%

(7,300)	Colgate-Palmolive Company	(479,464)

	Insurance – (2.4)%

(7,900)	Arthur J. Gallagher & Co.	(345,625)

(102,100)	Genworth Financial Inc., Class A, (2)	(515,605)

(1)	FNFV GROUP	(11)

(9,400)	Mercury General Corporation	(486,450)
	Total Insurance	(1,347,691)

	Internet Software & Services – (4.2)%

(1,600)	CoStar Group, Inc., (2)	(334,784)

(400)	LinkedIn Corporation, Class A Shares, (2)	(97,244)

(37,800)	Pandora Media, Inc., (2)	(521,640)

(16,400)	Twitter Inc., (2)	(416,560)

(14,800)	Yahoo! Inc., (2)	(500,388)

16	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

(16,400)	Yelp Incorporated, (2)	$(494,132)
	Total Internet Software & Services	(2,364,748)

	IT Services – (0.9)%

(17,300)	VeriFone Holdings Inc., (2)	(496,164)

	Machinery – (3.6)%

(16,100)	Donaldson Company, Inc.	(505,540)

(8,400)	Ingersoll Rand Company Limited, Class A	(492,828)

(11,400)	Oshkosh Truck Corporation	(500,004)

(8,600)	Pentair Limited	(487,620)
	Total Machinery	(1,985,992)

	Media – (1.5)%

(2,600)	Charter Communications, Inc., Class A, (2)	(487,136)

(14,900)	Dreamworks Animation SKG Inc., (2)	(367,136)
	Total Media	(854,272)

	Metals & Mining – (2.3)%

(5,800)	Compass Minerals International, Inc.	(488,012)

(40,500)	Freeport-McMoRan, Inc.	(331,290)

(18,800)	Southern Copper Corporation	(483,724)
	Total Metals & Mining	(1,303,026)

	Multiline Retail – (0.9)%

(6,600)	Dollar Tree Stores Inc., (2)	(498,036)

	Multi-Utilities – (1.3)%

(7,300)	Dominion Resources, Inc.	(491,801)

(9,300)	TECO Energy, Inc.	(244,776)
	Total Multi-Utilities	(736,577)

	Oil, Gas & Consumable Fuels – (7.4)%

(8,300)	Anadarko Petroleum Corporation	(497,170)

(1,700)	Cabot Oil & Gas Corporation	(32,011)

(10,100)	Cheniere Energy Inc., (2)	(480,255)

(2,800)	Cimarex Energy Company	(333,256)

(41,100)	Cobalt International Energy, Inc., (2)	(302,907)

(8,000)	Energen Corporation	(474,320)

(7,900)	Golar LNG, Limited	(216,065)

(20,800)	Kinder Morgan, Inc.	(490,256)

(5,000)	Occidental Petroleum Corporation	(377,950)

(2,400)	Pioneer Natural Resources Company	(347,400)

(12,100)	Range Resources Corporation	(345,818)

(6,600)	Williams Companies, Inc.	(241,296)
	Total Oil, Gas & Consumable Fuels	(4,138,704)

Nuveen Investments	17

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – (0.9)%

(1,600)	Allergan PLC, (2)	$(502,224)

	Road & Rail – (1.5)%

(6,800)	Genesee & Wyoming Inc., (2)	(471,036)

(3,600)	Norfolk Southern Corporation	(342,216)
	Total Road & Rail	(813,252)

	Semiconductors & Semiconductor Equipment – (4.5)%

(5,700)	Analog Devices, Inc.	(351,291)

(46,100)	Cypress Semiconductor Corporation	(498,802)

(10,200)	Linear Technology Corporation	(466,344)

(10,300)	Microchip Technology Incorporated	(497,284)

(67,400)	SunEdison Inc., (2)	(215,006)

(21,100)	SunPower Corporation, (2)	(505,556)
	Total Semiconductors & Semiconductor Equipment	(2,534,283)

	Software – (3.9)%

(21,000)	FireEye Inc., (2)	(480,480)

(5,700)	NetSuite Inc., (2)	(486,780)

(4,800)	ServiceNow Inc., (2)	(417,648)

(1,700)	Splunk Inc., (2)	(101,150)

(4,300)	Workday Inc., Class A, (2)	(359,953)

(125,500)	Zynga Inc., (2)	(323,790)
	Total Software	(2,169,801)

	Specialty Retail – (3.3)%

(10,400)	Cabela’s Incorporated, (2)	(487,448)

(8,600)	CarMax, Inc., (2)	(492,780)

(15,300)	Sally Beauty Holdings Inc., (2)	(395,658)

(3,500)	Signet Jewelers Limited	(459,865)
	Total Specialty Retail	(1,835,751)

	Technology Hardware, Storage & Peripherals – (0.5)%

(10,300)	Stratasys, Inc., (2)	(257,500)

	Textiles, Apparel & Luxury Goods – (2.2)%

(23,100)	Kate Spade & Company, (2)	(462,924)

(9,900)	Lululemon Athletica Inc., (2)	(473,418)

(3,600)	Under Armour, Inc., (2)	(310,392)
	Total Textiles, Apparel & Luxury Goods	(1,246,734)

	Tobacco – (0.8)%

(9,700)	Reynolds American Inc.	(448,625)

	Trading Companies & Distributors – (0.6)%

(8,800)	Fastenal Company	(357,104)

18	Nuveen Investments

Shares	Description (1)	Value

	Transportation Infrastructure – (0.7)%

(5,100)	Macquarie Infrastructure Corporation	$(382,653)

	Water Utilities – (1.4)%

(5,000)	American Water Works Company	(288,800)

(16,600)	Aqua America Inc.	(487,210)
	Total Water Utilities	(776,010)
	Total Common Stocks Sold Short (proceeds $48,056,206)	(44,547,912)
	Other Assets Less Liabilities – 68.5%	38,250,184
	Net Assets – 100%	$55,849,990

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term investments:
Common Stocks	$56,061,192	$—	$—	$56,061,192
Short-Term Investments:
Repurchase Agreements	—	6,086,526	—	6,086,526
Common Stocks Sold-Short	(44,547,912)	—	—	(44,547,912)
Total	$12,053,280	$6,086,526	$—	$17,599,806

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report; based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net assets value of the Fund.

As of November 30, 2015, the cost of investments (excluding common stocks sold short) was $62,330,755.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$4,097,332
Depreciation	(4,280,369)
Net unrealized appreciation (depreciation) of investments	$(183,037)

Nuveen Investments	19

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The fund may pledge up to 100% of its eligible long-term investments in the portfolio of investments as collateral for common stocks sold short. As of the end of the reporting period, long-term investments with a value of $12,552,921 have been pledged as collateral for common stocks sold short.

(4)	Shares round to less than 1.

20	Nuveen Investments

Nuveen Large Cap Core Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 3.4%

25,000	Boeing Company	$3,636,250

19,000	Huntington Ingalls Industries Inc.	2,487,480

46,000	Spirit AeroSystems Holdings Inc., (2)	2,412,700
	Total Aerospace & Defense	8,536,430

	Air Freight & Logistics – 0.7%

38,000	Expeditors International of Washington, Inc.	1,844,520

	Airlines – 1.3%

60,000	Delta Air Lines, Inc.	2,787,600

8,000	United Continental Holdings Inc., (2)	445,840
	Total Airlines	3,233,440

	Auto Components – 1.0%

1,000	Goodyear Tire & Rubber Company	34,880

20,000	Lear Corporation	2,518,000
	Total Auto Components	2,552,880

	Automobiles – 1.5%

34,000	General Motors Company	1,230,800

43,000	Thor Industries, Inc.	2,490,560
	Total Automobiles	3,721,360

	Banks – 4.5%

268,000	Bank of America Corporation	4,671,240

77,000	JPMorgan Chase & Co.	5,134,360

15,000	SunTrust Banks, Inc.	651,300

12,000	Wells Fargo & Company	661,200
	Total Banks	11,118,100

	Beverages – 0.8%

19,000	PepsiCo, Inc.	1,903,040

	Biotechnology – 5.7%

25,000	Amgen Inc.	4,027,500

11,000	Biogen Inc., (2)	3,155,460

41,000	Gilead Sciences, Inc.	4,344,360

17,000	United Therapeutics Corporation, (2)	2,594,710
	Total Biotechnology	14,122,030

	Capital Markets – 1.0%

53,000	Lazard Limited	2,462,910

Nuveen Investments	21

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.0%

59,000	Cabot Corporation	$2,568,860

	Construction & Engineering – 1.5%

22,000	Chicago Bridge & Iron Company N.V.	940,500

63,000	Jacobs Engineering Group, Inc., (2)	2,780,820
	Total Construction & Engineering	3,721,320

	Consumer Finance – 1.4%

10,000	Capital One Financial Corporation	785,100

48,000	Discover Financial Services	2,724,480
	Total Consumer Finance	3,509,580

	Containers & Packaging – 0.2%

7,000	AptarGroup Inc.	521,360

	Diversified Consumer Services – 0.2%

70,000	Apollo Group, Inc., (2)	494,200

	Diversified Financial Services – 2.9%

5,000	Berkshire Hathaway Inc., Class B, (2)	670,450

8,000	Intercontinental Exchange Group, Inc.	2,078,720

43,000	NASDAQ Stock Market, Inc.	2,520,660

46,000	Voya Financial Inc.	1,872,200
	Total Diversified Financial Services	7,142,030

	Diversified Telecommunication Services – 1.4%

88,000	CenturyLink Inc.	2,369,840

194,000	Windstream Holdings Inc.	1,208,620
	Total Diversified Telecommunication Services	3,578,460

	Electric Utilities – 0.8%

69,000	Exelon Corporation	1,884,390

	Electrical Equipment – 1.0%

23,000	Rockwell Automation, Inc.	2,448,120

	Electronic Equipment, Instruments & Components – 1.5%

109,000	Jabil Circuit Inc.	2,789,310

88,000	Vishay Intertechnology Inc.	1,048,960
	Total Electronic Equipment, Instruments & Components	3,838,270

	Energy Equipment & Services – 0.7%

76,000	Noble Corporation PLC	1,008,520

82,000	Tidewater Inc.	779,820
	Total Energy Equipment & Services	1,788,340

	Health Care Providers & Services – 9.0%

29,000	Aetna Inc.	2,979,750

28,000	AmerisourceBergen Corporation	2,761,920

22	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

21,000	Anthem Inc.	$2,737,980

32,000	Cardinal Health, Inc.	2,779,200

40,000	Centene Corporation, (2)	2,310,000

35,000	Health Net Inc., (2)	2,214,100

16,000	McKesson HBOC Inc.	3,029,600

33,000	UnitedHealth Group Incorporated	3,719,430
	Total Health Care Providers & Services	22,531,980

	Hotels, Restaurants & Leisure – 3.2%

6,100	Brinker International Inc.	278,282

55,000	Carnival Corporation	2,779,150

39,000	Darden Restaurants, Inc.	2,190,630

38,000	Marriott International, Inc., Class A	2,694,580
	Total Hotels, Restaurants & Leisure	7,942,642

	Industrial Conglomerates – 0.4%

31,000	General Electric Company	928,140

	Insurance – 4.2%

44,000	AFLAC Incorporated	2,870,560

96,000	Assured Guaranty Limited	2,538,240

12,000	Everest Reinsurance Group Ltd	2,213,280

26,000	Travelers Companies, Inc.	2,978,820
	Total Insurance	10,600,900

	Internet & Catalog Retail – 0.3%

1,000	Amazon.com, Inc., (2)	664,800

	Internet Software & Services – 2.4%

100,000	eBay Inc., (2)	2,959,000

3,000	Facebook Inc., Class A Shares, (2)	312,720

29,000	VeriSign, Inc., (2)	2,593,760
	Total Internet Software & Services	5,865,480

	IT Services – 5.8%

30,000	Accenture Limited	3,216,600

22,000	Amdocs Limited	1,244,540

9,000	CoreLogic Inc.	331,740

38,000	Global Payments Inc.	2,692,300

9,000	Leidos Holdings Inc.	521,370

37,000	MasterCard, Inc.	3,623,040

14,000	Vantiv Inc., (2)	737,940

209,000	Xerox Corporation	2,204,950
	Total IT Services	14,572,480

Nuveen Investments	23

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 1.0%

33,000	Charles River Laboratories International, Inc., (2)	$2,526,810

	Machinery – 5.6%

55,000	AGCO Corporation	2,764,300

83,000	Allision Transmission Holdings Inc.	2,320,680

31,000	Deere & Company	2,466,670

22,000	Parker Hannifin Corporation	2,302,520

29,000	SPX Corporation	320,160

87,000	Terex Corporation	1,781,760

70,000	Trinity Industries Inc.	1,900,500
	Total Machinery	13,856,590

	Media – 7.6%

69,000	Cablevision Systems Corporation	2,104,500

59,000	Comcast Corporation, Class A	3,590,740

13,000	Dish Network Corporation, Class A, (2)	815,230

147,000	Gannett Company, Inc.	2,510,760

114,000	Interpublic Group of Companies, Inc.	2,622,000

34,000	Scripps Networks Interactive, Class A Shares	1,931,200

615,000	Sirius XM Holdings Inc., (2)	2,527,650

71,000	TEGNA Inc.	2,005,750

17,000	Viacom Inc., Class B	846,430
	Total Media	18,954,260

	Metals & Mining – 1.1%

64,000	Nucor Corporation	2,652,800

	Multiline Retail – 2.6%

44,000	Big Lots, Inc.	1,979,560

17,300	Kohl’s Corporation	815,349

20,000	Macy’s, Inc.	781,600

40,000	Target Corporation	2,900,000
	Total Multiline Retail	6,476,509

	Oil, Gas & Consumable Fuels – 2.1%

422,000	Denbury Resources Inc.	1,561,400

20,000	Exxon Mobil Corporation	1,633,200

29,000	Valero Energy Corporation	2,083,940
	Total Oil, Gas & Consumable Fuels	5,278,540

	Pharmaceuticals – 2.1%

9,000	Johnson & Johnson	911,160

133,000	Pfizer Inc.	4,358,410
	Total Pharmaceuticals	5,269,570

24	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 0.8%

23,000	Manpower Inc.	$2,076,440

	Road & Rail – 0.7%

48,000	Avis Budget Group Inc., (2)	1,794,720

	Semiconductors & Semiconductor Equipment – 2.2%

131,000	Intel Corporation	4,554,870

105,000	Marvell Technology Group Ltd.	930,300
	Total Semiconductors & Semiconductor Equipment	5,485,170

	Software – 3.9%

36,000	Citrix Systems, (2)	2,760,120

32,000	Electronic Arts Inc., (2)	2,169,280

71,000	Microsoft Corporation	3,858,850

12,000	Red Hat, Inc., (2)	976,920
	Total Software	9,765,170

	Specialty Retail – 5.9%

64,000	Aaron Rents Inc.	1,553,280

73,000	Best Buy Co., Inc.	2,319,940

27,000	GameStop Corporation	945,810

35,000	Home Depot, Inc.	4,685,800

45,000	Lowe’s Companies, Inc.	3,447,000

150,000	Staples, Inc.	1,810,500
	Total Specialty Retail	14,762,330

	Technology Hardware, Storage & Peripherals – 4.8%

90,000	Apple, Inc.	10,647,000

110,000	HP Inc.	1,379,400
	Total Technology Hardware, Storage & Peripherals	12,026,400

	Trading Companies & Distributors – 0.8%

41,000	WESCO International Inc., (2)	1,970,050

	Wireless Telecommunication Services – 0.9%

65,000	T-Mobile US Inc., (2)	2,307,500
	Total Long-Term Investments (cost $246,623,574)	249,298,921
	Other Assets Less Liabilities – 0.1%	166,236
	Net Assets – 100%	$249,465,157

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	25

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term investments:
Common Stocks	$249,298,921	$—	$—	$249,298,921

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report; based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $247,053,710.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$17,918,104
Depreciation	(15,672,893)
Net unrealized appreciation (depreciation) of investments	$2,245,211

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

26	Nuveen Investments

Nuveen Large Cap Core Plus Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 129.6%

	COMMON STOCKS – 129.6%

	Aerospace & Defense – 4.6%

15,000	Boeing Company	$2,181,750

11,000	Huntington Ingalls Industries Inc.	1,440,120

27,000	Spirit AeroSystems Holdings Inc., (2)	1,416,150
	Total Aerospace & Defense	5,038,020

	Air Freight & Logistics – 1.4%

31,000	Expeditors International of Washington, Inc.	1,504,740

	Airlines – 1.5%

36,000	Delta Air Lines, Inc.	1,672,560

	Auto Components – 0.1%

2,000	Goodyear Tire & Rubber Company	69,760

	Automobiles – 2.3%

30,000	General Motors Company	1,086,000

25,000	Thor Industries, Inc.	1,448,000
	Total Automobiles	2,534,000

	Banks – 7.3%

159,000	Bank of America Corporation	2,771,370

47,000	JPMorgan Chase & Co.	3,133,960

38,000	SunTrust Banks, Inc.	1,649,960

8,000	Wells Fargo & Company	440,800
	Total Banks	7,996,090

	Biotechnology – 7.3%

14,000	Amgen Inc.	2,255,400

6,000	Biogen Inc., (2)	1,721,160

24,000	Gilead Sciences, Inc.	2,543,040

10,000	United Therapeutics Corporation, (2)	1,526,300
	Total Biotechnology	8,045,900

	Building Products – 0.3%

7,000	Owens Corning	327,880

	Capital Markets – 1.3%

31,000	Lazard Limited	1,440,570

	Chemicals – 1.3%

34,000	Cabot Corporation	1,480,360

Nuveen Investments	27

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering – 1.7%

8,000	Chicago Bridge & Iron Company N.V.	$342,000

34,000	Jacobs Engineering Group, Inc., (2)	1,500,760
	Total Construction & Engineering	1,842,760

	Consumer Finance – 1.4%

28,000	Discover Financial Services	1,589,280

	Containers & Packaging – 0.3%

5,000	AptarGroup Inc.	372,400

	Diversified Consumer Services – 0.4%

64,000	Apollo Group, Inc., (2)	451,840

	Diversified Financial Services – 4.1%

3,000	Berkshire Hathaway Inc., Class B, (2)	402,270

6,000	Intercontinental Exchange Group, Inc.	1,559,040

25,000	NASDAQ Stock Market, Inc.	1,465,500

26,000	Voya Financial Inc.	1,058,200
	Total Diversified Financial Services	4,485,010

	Diversified Telecommunication Services – 2.2%

53,000	CenturyLink Inc.	1,427,290

30,600	Intelsat SA, (2)	142,290

144,000	Windstream Holdings Inc.	897,120
	Total Diversified Telecommunication Services	2,466,700

	Electrical Equipment – 1.4%

14,000	Rockwell Automation, Inc.	1,490,160

	Electronic Equipment, Instruments, & Components – 2.1%

58,000	Jabil Circuit Inc.	1,484,220

72,000	Vishay Intertechnology Inc.	858,240
	Total Electronic Equipment, Instruments, & Components	2,342,460

	Energy Equipment & Services – 1.0%

35,000	Noble Corporation PLC	464,450

67,700	Tidewater Inc.	643,827
	Total Energy Equipment & Services	1,108,277

	Food & Staples Retailing – 0.2%

3,000	Wal-Mart Stores, Inc.	176,520

	Health Care Providers & Services – 12.5%

17,000	Aetna Inc.	1,746,750

16,000	AmerisourceBergen Corporation	1,578,240

12,000	Anthem Inc.	1,564,560

18,000	Cardinal Health, Inc.	1,563,300

24,000	Centene Corporation, (2)	1,386,000

28	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

8,000	HCA Holdings Inc., (2)	$544,480

21,000	Health Net Inc., (2)	1,328,460

10,000	McKesson HBOC Inc.	1,893,500

19,000	UnitedHealth Group Incorporated	2,141,490
	Total Health Care Providers & Services	13,746,780

	Hotels, Restaurants & Leisure – 4.2%

8,000	Brinker International Inc.	364,960

31,000	Carnival Corporation	1,566,430

21,000	Darden Restaurants, Inc.	1,179,570

21,000	Marriott International, Inc., Class A	1,489,110
	Total Hotels, Restaurants & Leisure	4,600,070

	Industrial Conglomerates – 0.5%

18,000	General Electric Company	538,920

	Insurance – 5.8%

26,000	AFLAC Incorporated	1,696,240

55,000	Assured Guaranty Limited	1,454,200

8,000	Everest Reinsurance Group Ltd	1,475,520

15,000	Travelers Companies, Inc.	1,718,550
	Total Insurance	6,344,510

	Internet & Catalog Retail – 0.3%

500	Amazon.com, Inc., (2)	332,400

	Internet Software & Services – 3.2%

59,000	eBay Inc., (2)	1,745,810

2,000	Facebook Inc., Class A Shares, (2)	208,480

17,000	VeriSign, Inc., (2)	1,520,480
	Total Internet Software & Services	3,474,770

	IT Services – 6.9%

7,000	Accenture Limited	750,540

7,000	Amdocs Limited	395,990

35,000	CoreLogic Inc.	1,290,100

21,000	Global Payments Inc.	1,487,850

22,000	MasterCard, Inc.	2,154,240

142,000	Xerox Corporation	1,498,100
	Total IT Services	7,576,820

	Life Sciences Tools & Services – 0.8%

11,000	Charles River Laboratories International, Inc., (2)	842,270

	Machinery – 6.2%

30,000	AGCO Corporation	1,507,800

Nuveen Investments	29

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

49,000	Allision Transmission Holdings Inc.	$1,370,040

7,000	Deere & Company	556,990

14,000	Parker Hannifin Corporation	1,465,240

59,000	Terex Corporation	1,208,320

25,000	Trinity Industries Inc.	678,750
	Total Machinery	6,787,140

	Media – 10.1%

42,000	Cablevision Systems Corporation	1,281,000

39,000	Comcast Corporation, Class A	2,373,540

6,000	Dish Network Corporation, Class A, (2)	376,260

82,000	Gannett Company, Inc.	1,400,560

65,000	Interpublic Group of Companies, Inc.	1,495,000

4,000	Scripps Networks Interactive, Class A Shares	227,200

358,000	Sirius XM Holdings Inc., (2)	1,471,380

49,000	TEGNA Inc.	1,384,250

21,000	Viacom Inc., Class B	1,045,590
	Total Media	11,054,780

	Metals & Mining – 1.4%

38,000	Nucor Corporation	1,575,100

	Multiline Retail – 4.0%

23,000	Big Lots, Inc.	1,034,770

23,000	Kohl’s Corporation	1,083,990

13,000	Macy’s, Inc.	508,040

24,000	Target Corporation	1,740,000
	Total Multiline Retail	4,366,800

	Oil, Gas & Consumable Fuels – 2.3%

277,000	Denbury Resources Inc.	1,024,900

12,000	Exxon Mobil Corporation	979,920

7,000	Valero Energy Corporation	503,020
	Total Oil, Gas & Consumable Fuels	2,507,840

	Pharmaceuticals – 2.9%

5,000	Johnson & Johnson	506,200

8,000	Merck & Company Inc.	424,080

68,000	Pfizer Inc.	2,228,360
	Total Pharmaceuticals	3,158,640

	Professional Services – 1.1%

14,000	Manpower Inc.	1,263,920

30	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 3.4%

76,000	Intel Corporation			$2,642,520

117,000	Marvell Technology Group Ltd.			1,036,620
	Total Semiconductors & Semiconductor Equipment			3,679,140

	Software – 5.1%

21,000	Citrix Systems, (2)			1,610,070

22,000	Electronic Arts Inc., (2)			1,491,380

39,000	Microsoft Corporation			2,119,650

4,000	Red Hat, Inc., (2)			325,640
	Total Software			5,546,740

	Specialty Retail – 8.0%

38,000	Aaron Rents Inc.			922,260

44,000	Best Buy Co., Inc.			1,398,320

14,000	GameStop Corporation			490,420

20,000	Home Depot, Inc.			2,677,600

25,000	Lowe’s Companies, Inc.			1,915,000

112,000	Staples, Inc.			1,351,840
	Total Specialty Retail			8,755,440

	Technology Hardware, Storage & Peripherals – 6.3%

52,000	Apple, Inc.			6,151,600

65,000	HP Inc.			815,100
	Total Technology Hardware, Storage & Peripherals			6,966,700

	Trading Companies & Distributors – 1.2%

27,000	WESCO International Inc., (2)			1,297,350

	Wireless Telecommunication Services – 1.2%

38,000	T-Mobile US Inc., (2)			1,349,000
	Total Long-Term Investments ($141,404,044)			142,200,417

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.3%

	REPURCHASE AGREEMENTS – 0.3%

$277	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/01/15, repurchase price $277,460, collateralized by $275,000 U.S. Treasury Bonds, 3.125% due 2/15/43, value $284,460	0.000%	12/01/15	$277,460
	Total Short-Term Investments (cost $277,460)			277,460
	Total Investments (cost $141,681,504) – 129.9%			142,477,877

Nuveen Investments	31

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (30.1)% (3)

	Aerospace & Defense – (0.2)%

(1,800)	General Dynamics Corporation	$(263,628)

	Airlines – (0.2)%

(5,900)	Spirit Airline Holdings, (2)	(216,943)

	Automobiles – (0.3)%

(1,400)	Tesla Motors Inc., (2)	(322,364)

	Banks – (0.6)%

(2,500)	M&T Bank Corporation	(313,325)

(7,900)	U.S. Bancorp	(346,731)
	Total Banks	(660,056)

	Beverages – (0.3)%

(2,200)	Monster Beverage Corporation, (2)	(340,142)

	Biotechnology – (0.6)%

(1,900)	Alexion Pharmaceuticals Inc., (2)	(339,036)

(2,400)	BioMarin Pharmaceutical Inc., (2)	(228,888)

(500)	Incyte Pharmaceuticals Inc., (2)	(57,120)
	Total Biotechnology	(625,044)

	Capital Markets – (1.2)%

(900)	BlackRock Inc.	(327,348)

(10,100)	Charles Schwab Corporation	(340,471)

(4,800)	Raymond James Financial Inc.	(281,904)

(9,000)	TD Ameritrade Holding Corporation	(329,670)
	Total Capital Markets	(1,279,393)

	Chemicals – (3.0)%

(2,400)	Air Products & Chemicals Inc.	(328,536)

(6,900)	CF Industries Holdings, Inc.	(318,366)

(4,300)	Cytec Industries, Inc.	(321,941)

(5,000)	E.I. Du Pont de Nemours and Company	(336,700)

(8,300)	FMC Corporation	(356,651)

(3,600)	Monsanto Company	(342,576)

(16,200)	Platform Specialty Products Corporation, (2)	(203,472)

(3,100)	PPG Industries, Inc.	(327,794)

(2,900)	Praxair, Inc.	(327,120)

(500)	Sherwin-Williams Company	(138,035)

(3,300)	WR Grace & Company, (2)	(324,126)
	Total Chemicals	(3,325,317)

	Commercial Services & Supplies – (0.3)%

(8,700)	Tyco International PLC	(307,197)

32	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – (0.3)%

(9,200)	ITC Holdings Corporation	$(339,296)

	Electrical Equipment – (0.1)%

(2,800)	Solarcity Corporation, (2)	(80,528)

	Electronic Equipment, Instruments & Components – (0.6)%

(6,000)	Amphenol Corporation, Class A	(330,300)

(4,000)	Zebra Technologies Corporation, Class A, (2)	(320,800)
	Total Electronic Equipment, Instruments & Components.	(651,100)

	Energy Equipment & Services – (0.6)%

(8,300)	Halliburton Company	(330,755)

(3,800)	Schlumberger Limited	(293,170)
	Total Energy Equipment & Services	(623,925)

	Food & Staples Retailing – (0.2)%

(4,600)	Sysco Corporation	(189,060)

	Food Products – (0.6)%

(5,000)	Kellogg Company	(343,850)

(4,400)	Kraft Heinz Company	(324,236)
	Total Food Products	(668,086)

	Health Care Equipment & Supplies – (1.6)%

(7,400)	Abbott Laboratories	(332,408)

(2,200)	Becton, Dickinson and Company	(330,550)

(17,800)	Boston Scientific Corporation, (2)	(325,384)

(1,600)	DexCom, Inc., (2)	(136,032)

(2,100)	Edwards Lifesciences Corporation, (2)	(342,300)

(3,100)	Zimmer Holdings, Inc.	(313,131)
	Total Health Care Equipment & Supplies	(1,779,805)

	Health Care Providers & Services – (0.3)%

(14,800)	Brookdale Senior Living Inc., (2)	(332,704)

	Health Care Technology – (0.4)%

(900)	AthenaHealth Inc., (2)	(150,975)

(5,200)	Cerner Corporation, (2)	(309,920)
	Total Health Care Technology	(460,895)

	Hotels, Restaurants & Leisure – (0.6)%

(6,400)	Choice Hotels International, Inc.	(326,912)

(5,600)	Wynn Resorts Ltd	(351,512)
	Total Hotels, Restaurants & Leisure	(678,424)

	Household Durables – (0.5)%

(6,100)	Lennar Corporation, Class A	(312,381)

(15,900)	Taylor Morrison, (2)	(278,250)
	Total Household Durables	(590,631)

Nuveen Investments	33

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Products – (0.9)%

(5,100)	Colgate-Palmolive Company	$(334,968)

(2,900)	Kimberly-Clark Corporation	(345,535)

(4,400)	Procter & Gamble Company	(329,296)
	Total Household Products	(1,009,799)

	Industrial Conglomerates – (0.6)%

(2,100)	3M Co.	(328,818)

(11,100)	General Electric Company	(332,334)
	Total Industrial Conglomerates	(661,152)

	Insurance – (0.5)%

(400)	Ace Limited	(45,940)

(1,800)	AON PLC	(170,532)

(7,500)	Arthur J. Gallagher & Co.	(328,125)

(4,800)	Genworth Financial Inc., Class A, (2)	(24,240)
	Total Insurance	(568,837)

	Internet & Catalog Retail – (0.3)%

(2,600)	NetFlix.com Inc., (2)	(320,658)

	Internet Software & Services – (1.5)%

(400)	Alphabet Inc., Class C Shares, (2)	(297,040)

(1,300)	LinkedIn Corporation, Class A Shares, (2)	(316,043)

(25,600)	Pandora Media, Inc., (2)	(353,280)

(11,600)	Twitter Inc., (2)	(294,640)

(9,500)	Yahoo! Inc., (2)	(321,195)

(600)	Yelp Incorporated, (2)	(18,078)
	Total Internet Software & Services	(1,600,276)

	IT Services – (0.3)%

(11,600)	VeriFone Holdings Inc., (2)	(332,688)

	Machinery – (1.2)%

(10,800)	Donaldson Company, Inc.	(339,120)

(3,800)	Illinois Tool Works, Inc.	(357,124)

(3,900)	Ingersoll Rand Company Limited, Class A	(228,813)

(7,800)	Oshkosh Truck Corporation	(342,108)
	Total Machinery	(1,267,165)

	Media – (0.9)%

(6,400)	CBS Corporation, Class B	(323,072)

(1,800)	Charter Communications, Inc., Class A, (2)	(337,248)

(13,900)	Dreamworks Animation SKG Inc., (2)	(342,496)
	Total Media	(1,002,816)

34	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – (0.5)%

(22,300)	Freeport-McMoRan, Inc.	$(182,414)

(12,900)	Southern Copper Corporation	(331,917)
	Total Metals & Mining	(514,331)

	Multiline Retail – (0.3)%

(4,300)	Dollar Tree Stores Inc., (2)	(324,478)

	Multi-Utilities – (0.9)%

(5,000)	Dominion Resources, Inc.	(336,850)

(3,300)	Sempra Energy	(327,459)

(11,500)	TECO Energy, Inc.	(302,680)
	Total Multi-Utilities	(966,989)

	Oil, Gas & Consumable Fuels – (4.4)%

(5,600)	Anadarko Petroleum Corporation	(335,440)

(10,400)	Cabot Oil & Gas Corporation	(195,832)

(6,600)	Cheniere Energy Inc., (2)	(313,830)

(2,800)	Chevron Corporation	(255,696)

(2,700)	Cimarex Energy Company	(321,354)

(41,500)	Cobalt International Energy, Inc., (2)	(305,855)

(6,300)	ConocoPhillips	(340,515)

(5,900)	Energen Corporation	(349,811)

(3,500)	EOG Resources, Inc.	(292,005)

(4,100)	Exxon Mobil Corporation	(334,806)

(8,700)	Golar LNG, Limited	(237,945)

(14,100)	Kinder Morgan, Inc.	(332,337)

(2,800)	Noble Energy, Inc.	(102,676)

(4,700)	Occidental Petroleum Corporation	(355,273)

(2,300)	Pioneer Natural Resources Company	(332,925)

(10,900)	Range Resources Corporation	(311,522)

(4,400)	Williams Companies, Inc.	(160,864)
	Total Oil, Gas & Consumable Fuels	(4,878,686)

	Pharmaceuticals – (0.3)%

(1,100)	Allergan PLC, (2)	(345,279)

	Professional Services – (0.2)%

(3,800)	Nielsen Holdings PLC	(177,384)

	Road & Rail – (0.3)%

(3,700)	Norfolk Southern Corporation	(351,722)

	Semiconductors & Semiconductor Equipment – (1.2)%

(5,600)	Analog Devices, Inc.	(345,128)

(31,500)	Cypress Semiconductor Corporation	(340,830)

(6,500)	Linear Technology Corporation	(297,180)

Nuveen Investments	35

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

(12,300)	SunEdison Inc., (2)	$(39,237)

(12,300)	SunPower Corporation, (2)	(294,708)
	Total Semiconductors & Semiconductor Equipment	(1,317,083)

	Software – (1.2)%

(3,600)	Adobe Systems Incorporated, (2)	(329,256)

(9,200)	FireEye Inc., (2)	(210,496)

(3,900)	NetSuite Inc., (2)	(333,060)

(2,200)	ServiceNow Inc., (2)	(191,422)

(3,600)	Workday Inc., Class A, (2)	(301,356)
	Total Software	(1,365,590)

	Specialty Retail – (0.5)%

(6,500)	Cabela’s Incorporated, (2)	(304,655)

(2,200)	Signet Jewelers Limited	(289,058)
	Total Specialty Retail	(593,713)

	Technology Hardware, Storage & Peripherals – (0.2)%

(9,400)	Stratasys, Inc., (2)	(235,000)

	Textiles, Apparel & Luxury Goods – (0.9)%

(15,000)	Kate Spade & Company, (2)	(300,600)

(6,800)	Lululemon Athletica Inc., (2)	(325,176)

(3,600)	Under Armour, Inc., (2)	(310,392)
	Total Textiles, Apparel & Luxury Goods	(936,168)

	Tobacco – (0.3)%

(7,000)	Reynolds American Inc.	(323,750)

	Water Utilities – (0.2)%

(6,800)	Aqua America Inc.	(199,580)
	Total Common Stocks Sold Short (proceeds $35,917,538)	(33,027,682)
	Other Assets Less Liabilities – 0.2%	228,272
	Net Assets – 100%	$109,678,467

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Price are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

36	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term investments:
Common Stocks	$142,200,417	$—	$—	$142,200,417
Short-Term Investments:
Repurchase Agreements	—	277,460	—	277,460
Common Stocks Sold Short	(33,027,682)	—	—	(33,027,682)
Total	$109,172,735	$277,460	$—	$109,450,195

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report; based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net assets value of the Fund.

As of November 30, 2015, the cost of investments (excluding common stocks sold short) was $142,435,705.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$11,569,031
Depreciation	(11,526,859)
Net unrealized appreciation (depreciation) of investments	$42,172

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification into sectors for reporting ease

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The fund may pledge up to 100% of its eligible long-term investments in the portfolio of investments as collateral for common stocks sold short. As of the end of the reporting period, long-term investments with a value of $45,492,942 have been pledged as collateral for common stocks sold short.

Nuveen Investments	37

Nuveen Large Cap Growth Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 4.1%

14,000	Boeing Company	$2,036,300

8,000	Huntington Ingalls Industries Inc.	1,047,360

20,100	Spirit AeroSystems Holdings Inc., (2)	1,054,245
	Total Aerospace & Defense	4,137,905

	Air Freight & Logistics – 0.9%

14,000	C.H. Robinson Worldwide, Inc.	944,020

	Airlines – 1.9%

30,000	Delta Air Lines, Inc.	1,393,800

14,000	JetBlue Airways Corporation, (2)	346,360

4,000	Southwest Airlines Co.	183,520
	Total Airlines	1,923,680

	Auto Components – 1.1%

9,000	Lear Corporation	1,133,100

	Automobiles – 1.3%

18,200	Ford Motor Company	260,806

19,000	Thor Industries, Inc.	1,100,480
	Total Automobiles	1,361,286

	Beverages – 1.2%

11,800	PepsiCo, Inc.	1,181,888

	Biotechnology – 7.3%

13,500	Amgen Inc.	2,174,850

5,700	Biogen Inc., (2)	1,635,102

24,000	Gilead Sciences, Inc.	2,543,040

7,000	United Therapeutics Corporation, (2)	1,068,410
	Total Biotechnology	7,421,402

	Capital Markets – 1.0%

21,400	Lazard Limited	994,458

	Chemicals – 0.9%

21,000	Cabot Corporation	914,340

	Communications Equipment – 2.1%

10,000	F5 Networks, Inc., (2)	1,030,000

36,000	Juniper Networks Inc.	1,084,680
	Total Communications Equipment	2,114,680

38	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging – 0.2%

12,600	Graphic Packaging Holding Company	$172,242

	Diversified Consumer Services – 1.1%

41,000	Service Corporation International	1,141,850

	Diversified Financial Services – 1.0%

4,000	Intercontinental Exchange Group, Inc.	1,039,360

	Diversified Telecommunication Services – 2.9%

28,758	AT&T Inc.	968,282

34,000	CenturyLink Inc.	915,620

16,900	Intelsat SA, (2)	78,585

15,100	Verizon Communications Inc.	686,295

56,100	Windstream Holdings Inc.	349,503
	Total Diversified Telecommunication Services	2,998,285

	Electrical Equipment – 1.1%

10,200	Rockwell Automation, Inc.	1,085,688

	Electronic Equipment, Instruments & Components – 2.1%

33,000	Ingram Micro, Inc., Class A	1,020,690

43,100	Jabil Circuit Inc.	1,102,929
	Total Electronic Equipment, Instruments & Components	2,123,619

	Energy Equipment & Services – 0.5%

35,000	Atwood Oceanics Inc.	555,800

	Food & Staples Retailing – 0.2%

4,200	Wal-Mart Stores, Inc.	247,128

	Food Products – 0.7%

19,200	Archer-Daniels-Midland Company	700,608

	Health Care Providers & Services – 8.9%

10,000	Aetna Inc.	1,027,500

13,000	AmerisourceBergen Corporation	1,282,320

7,300	Anthem Inc.	951,774

14,300	Cardinal Health, Inc.	1,241,955

18,000	Centene Corporation, (2)	1,039,500

8,000	McKesson HBOC Inc.	1,514,800

18,000	UnitedHealth Group Incorporated	2,028,780
	Total Health Care Providers & Services	9,086,629

	Hotels, Restaurants & Leisure – 2.7%

16,700	Brinker International Inc.	761,854

16,000	Marriott International, Inc., Class A	1,134,560

14,500	Starbucks Corporation	890,155
	Total Hotels, Restaurants & Leisure	2,786,569

Nuveen Investments	39

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet & Catalog Retail – 1.7%

1,000	Amazon.com, Inc., (2)	$664,800

9,000	Expedia, Inc.	1,107,990
	Total Internet & Catalog Retail	1,772,790

	Internet Software & Services – 2.8%

100	Alphabet Inc., Class A, (2)	76,285

48,000	eBay Inc., (2)	1,420,320

2,000	Facebook Inc., Class A Shares, (2)	208,480

13,000	VeriSign, Inc., (2)	1,162,720
	Total Internet Software & Services	2,867,805

	IT Services – 8.1%

15,000	Accenture Limited	1,608,300

6,800	Computer Sciences Corporation	213,044

25,000	CoreLogic Inc.	921,500

6,800	CSRA Inc.	214,268

16,000	Global Payments Inc.	1,133,600

18,000	Leidos Holdings Inc.	1,042,740

20,400	MasterCard, Inc.	1,997,568

20,800	Vantiv Inc., (2)	1,096,368
	Total IT Services	8,227,388

	Leisure Products – 0.9%

8,300	Polaris Industries Inc.	875,069

	Life Sciences Tools & Services – 1.1%

14,000	Charles River Laboratories International, Inc., (2)	1,071,980

	Machinery – 2.7%

33,500	Allision Transmission Holdings Inc.	936,660

2,000	Deere & Company	159,140

10,000	Parker Hannifin Corporation	1,046,600

24,000	Trinity Industries Inc.	651,600
	Total Machinery	2,794,000

	Media – 9.4%

30,800	Cablevision Systems Corporation	939,400

34,000	Comcast Corporation, Class A	2,069,240

18,000	Dish Network Corporation, Class A, (2)	1,128,780

46,300	Interpublic Group of Companies, Inc.	1,064,900

50,000	MSG Networks Inc., (2)	989,000

1,000	Omnicom Group, Inc.	73,920

19,300	Scripps Networks Interactive, Class A Shares	1,096,240

265,600	Sirius XM Holdings Inc., (2)	1,091,616

40	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

23,600	Viacom Inc., Class B	$1,175,044
	Total Media	9,628,140

	Metals & Mining – 0.1%

6,000	Steel Dynamics Inc.	104,340

	Multiline Retail – 3.3%

20,000	Big Lots, Inc.	899,800

6,700	Dillard’s, Inc., Class A	502,500

15,000	Kohl’s Corporation	706,950

4,200	Macy’s, Inc.	164,136

15,000	Target Corporation	1,087,500
	Total Multiline Retail	3,360,886

	Oil, Gas & Consumable Fuels – 1.0%

8,500	CVTR Energy Inc.	405,875

9,000	Valero Energy Corporation	646,740
	Total Oil, Gas & Consumable Fuels	1,052,615

	Personal Products – 2.3%

37,000	Coty Inc., Class A	1,027,860

3,000	Estee Lauder Companies Inc., Class A	252,360

19,000	Herbalife, Limited	1,096,870
	Total Personal Products	2,377,090

	Road & Rail – 1.7%

25,400	Avis Budget Group Inc., (2)	949,706

12,800	Landstar System	798,976
	Total Road & Rail	1,748,682

	Semiconductors & Semiconductor Equipment – 1.0%

30,000	Intel Corporation	1,043,100

	Software – 7.0%

15,000	Citrix Systems, (2)	1,150,050

16,700	Electronic Arts Inc., (2)	1,132,093

31,000	King Digital Entertainment PLC, (2)	548,390

59,000	Microsoft Corporation	3,206,650

14,000	Red Hat, Inc., (2)	1,139,740
	Total Software	7,176,923

	Specialty Retail – 5.8%

27,000	Aaron Rents Inc.	655,290

25,200	Best Buy Co., Inc.	800,856

20,200	Home Depot, Inc.	2,704,376

Nuveen Investments	41

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

23,500	Lowe’s Companies, Inc.	$1,800,100
	Total Specialty Retail	5,960,622

	Technology Hardware Storage & Peripherals – 7.3%

63,200	Apple, Inc.	7,476,560

	Textiles, Apparel & Luxury Goods – 0.3%

7,000	Fossil Group Inc., (2)	269,290
	Total Long-Term Investments (cost $98,108,729)	101,871,817
	Other Assets Less Liabilities – 0.3%	258,899
	Net Assets – 100%	$102,130,716

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term investments:
Common Stocks	$101,871,817	$—	$—	$101,871,817

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report; based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $98,500,804.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$9,630,435
Depreciation	(6,259,422)
Net unrealized appreciation (depreciation) of investments	$3,371,013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

42	Nuveen Investments

Nuveen Large Cap Value Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 2.0%

31,000	Huntington Ingalls Industries Inc.	$4,058,520

78,000	Spirit AeroSystems Holdings Inc., (2)	4,091,100
	Total Aerospace & Defense	8,149,620

	Airlines – 1.0%

89,000	Delta Air Lines, Inc.	4,134,940

	Auto Components – 1.0%

8,000	Goodyear Tire & Rubber Company	279,040

30,000	Lear Corporation	3,777,000
	Total Auto Components	4,056,040

	Automobiles – 3.2%

461,000	Ford Motor Company	6,606,130

188,000	General Motors Company	6,805,600
	Total Automobiles	13,411,730

	Banks – 9.8%

675,000	Bank of America Corporation	11,765,250

50,000	Citigroup Inc.	2,704,500

218,000	JPMorgan Chase & Co.	14,536,240

136,000	Popular Inc.	4,040,560

127,000	SunTrust Banks, Inc.	5,514,340

44,000	Wells Fargo & Company	2,424,400
	Total Banks	40,985,290

	Biotechnology – 1.0%

26,000	Amgen Inc.	4,188,600

	Chemicals – 1.1%

108,000	Cabot Corporation	4,702,320

	Commercial Services & Supplies – 1.0%

197,000	Pitney Bowes Inc.	4,255,200

	Communication Equipment – 2.4%

5,000	Brocade Communications Systems Inc.	46,925

370,000	Cisco Systems, Inc.	10,082,500
	Total Communication Equipment	10,129,425

	Construction & Engineering – 2.1%

101,000	Chicago Bridge & Iron Company N.V.	4,317,750

Nuveen Investments	43

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering (continued)

104,000	Jacobs Engineering Group, Inc., (2)	$4,590,560
	Total Construction & Engineering	8,908,310

	Consumer Finance – 2.8%

81,000	Capital One Financial Corporation	6,359,310

97,000	Discover Financial Services	5,505,720
	Total Consumer Finance	11,865,030

	Containers & Packaging – 0.0%

2,000	Sonoco Products Company	87,640

	Diversified Consumer Services – 0.5%

293,000	Apollo Group, Inc., (2)	2,068,580

	Diversified Financial Services – 3.2%

41,000	Berkshire Hathaway Inc., Class B, (2)	5,497,690

19,000	Intercontinental Exchange Group, Inc.	4,936,960

71,000	Voya Financial Inc.	2,889,700
	Total Diversified Financial Services	13,324,350

	Diversified Telecommunication Services – 4.0%

91,000	AT&T Inc.	3,063,970

174,000	CenturyLink Inc.	4,685,820

208,000	Intelsat SA, (2)	967,200

108,000	Verizon Communications Inc.	4,908,600

495,000	Windstream Holdings Inc.	3,083,850
	Total Diversified Telecommunication Services	16,709,440

	Electric Utilities – 1.3%

191,000	Exelon Corporation	5,216,210

	Electrical Equipment – 0.8%

54,000	Regal-Beloit Corporation	3,480,840

	Electronic Equipment & Instruments – 2.2%

151,000	Ingram Micro, Inc., Class A	4,670,430

178,000	Jabil Circuit Inc.	4,555,020
	Total Electronic Equipment & Instruments	9,225,450

	Energy Equipment & Services – 2.4%

174,000	Atwood Oceanics Inc.	2,763,120

66,000	Ensco PLC	1,129,920

333,000	Noble Corporation PLC	4,418,910

173,000	Tidewater Inc.	1,645,230
	Total Energy Equipment & Services	9,957,180

	Food & Staples Retailing – 1.8%

124,000	Wal-Mart Stores, Inc.	7,296,160

44	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 5.7%

52,000	Aetna Inc.	$5,343,000

41,000	Anthem Inc.	5,345,580

52,000	Cardinal Health, Inc.	4,516,200

62,000	Health Net Inc., (2)	3,922,120

40,000	UnitedHealth Group Incorporated	4,508,400
	Total Health Care Providers & Services	23,635,300

	Hotels, Restaurants & Leisure – 1.6%

58,000	Darden Restaurants, Inc.	3,257,860

47,000	Marriott International, Inc., Class A	3,332,770
	Total Hotels, Restaurants & Leisure	6,590,630

	Independent Power & Renewable Electricity Producers – 0.1%

40,000	AES Corporation	399,600

	Industrial Conglomerates – 0.8%

116,000	General Electric Company	3,473,040

	Insurance – 7.7%

82,000	AFLAC Incorporated	5,349,680

84,000	Allstate Corporation	5,271,840

62,000	Aspen Insurance Holdings Limited	3,132,240

163,000	Assured Guaranty Limited	4,309,720

30,000	Chubb Corporation	3,915,900

24,000	Everest Reinsurance Group Ltd	4,426,560

52,000	Travelers Companies, Inc.	5,957,640
	Total Insurance	32,363,580

	IT Services – 3.3%

68,000	Computer Sciences Corporation	2,130,440

68,000	CSRA Inc.	2,142,680

82,000	Leidos Holdings Inc.	4,750,260

453,000	Xerox Corporation	4,779,150
	Total IT Services	13,802,530

	Machinery – 7.8%

95,000	AGCO Corporation	4,774,700

141,000	Allision Transmission Holdings Inc.	3,942,360

44,000	Cummins Inc.	4,416,280

64,000	Deere & Company	5,092,480

20,000	Lincoln Electric Holdings Inc.	1,129,000

40,000	Parker Hannifin Corporation	4,186,400

343,000	SPX Corporation	3,786,720

44,000	Terex Corporation	901,120

Nuveen Investments	45

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

165,000	Trinity Industries Inc.	$4,479,750
	Total Machinery	32,708,810

	Media – 1.1%

28,000	Cablevision Systems Corporation	854,000

132,000	TEGNA Inc.	3,729,000
	Total Media	4,583,000

	Metals & Mining – 3.3%

121,000	Nucor Corporation	5,015,450

77,000	Reliance Steel & Aluminum Company	4,528,370

248,000	Steel Dynamics Inc.	4,312,720
	Total Metals & Mining	13,856,540

	Multiline Retail – 4.7%

78,000	Big Lots, Inc.	3,509,220

36,000	Dillard’s, Inc., Class A	2,700,000

84,000	Kohl’s Corporation	3,958,920

90,000	Macy’s, Inc.	3,517,200

85,000	Target Corporation	6,162,500
	Total Multiline Retail	19,847,840

	Oil, Gas & Consumable Fuels – 3.5%

23,000	CVTR Energy Inc.	1,098,250

939,000	Denbury Resources Inc.	3,474,300

71,000	Exxon Mobil Corporation	5,797,860

59,000	Valero Energy Corporation	4,239,740
	Total Oil, Gas & Consumable Fuels	14,610,150

	Personal Products – 1.1%

79,000	Herbalife, Limited	4,560,670

	Pharmaceuticals – 3.8%

18,000	Johnson & Johnson	1,822,320

27,000	Merck & Company Inc.	1,431,270

391,000	Pfizer Inc.	12,813,070
	Total Pharmaceuticals	16,066,660

	Professional Services – 0.6%

28,000	Manpower Inc.	2,527,840

	Semiconductors & Semiconductor Equipment – 2.5%

304,000	Intel Corporation	10,570,080

	Software – 1.2%

20,000	Electronic Arts Inc., (2)	1,355,800

69,000	Microsoft Corporation	3,750,150
	Total Software	5,105,950

46	Nuveen Investments

Shares	Description (1)	Value

	Specialy Retail – 3.0%

151,000	Best Buy Co., Inc.	$4,798,780

116,000	GameStop Corporation	4,063,480

321,000	Staples, Inc.	3,874,470
	Total Specialy Retail	12,736,730

	Technology Hardware, Storage & Peripherals – 2.2%

35,000	Apple, Inc.	4,140,500

407,000	HP Inc.	5,103,780
	Total Technology Hardware, Storage & Peripherals	9,244,280

	Trading Companies & Distributors – 1.0%

89,000	WESCO International Inc., (2)	4,276,450

	Wireless Telecommunication Services – 1.0%

119,000	T-Mobile US Inc., (2)	4,224,500
	Total Long-Term Investments (cost $415,057,060)	417,336,535
	Other Assets Less Liabilities – 0.4%	1,750,246
	Net Assets – 100%	$419,086,781

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term investments:
Common Stocks	$417,336,535	$—	$—	$417,336,535

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report; based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net assets value of the Fund.

As of November 30, 2015, the cost of investments was $420,681,046.

Nuveen Investments	47

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$34,363,942
Depreciation	(37,708,454)
Net unrealized appreciation (depreciation) of investments	$(3,344,511)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

48	Nuveen Investments

Nuveen Intelligent Risk Conservative Allocation Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS 98.4%

	EXCHANGE-TRADED FUNDS – 98.4%

	Commodity Funds – 16.0%

1,570	iShares® S&P North American Natural Resources ETF	$50,114

3,437	PowerShares DB Commodity Index Tracking Fund, (3)	48,771

2,058	PowerShares DB Gold Fund, (3)	71,762
	Total Commodity Funds	170,647

	Equity Funds – 27.8%

543	iShares® Russell 1000® Index Fund	63,075

539	iShares® Russell 2000® Index Fund	64,190

1,190	Vanguard FTSE Developed Markets ETF	44,923

2,289	Vanguard FTSE Emerging Markets ETF	77,918

597	Vanguard REIT ETF	47,396
	Total Equity Funds	297,502

	Fixed Income Funds – 54.6%

991	iShares® Barclays 20+ Year Treasury Bond Fund	120,357

2,367	iShares® National AMT-Free Municipal Bond Fund	260,441

133	iShares® TIPS Bond ETF	14,736

5,318	SPDR Barclays Capital High Yield Bond Fund	188,044
	Total Fixed Income Funds	583,578
	Total Long-Term Investments (costs $1,035,661)	1,051,727

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MONEY MARKET FUNDS – 0.2%

2,527	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$2,527
	Total Short-Term Invesment cost ($2,527)	2,527
	Total Investments (cost $1,038,188) – 98.6%	1,054,254
	Other Assets Less Liabilities – 1.4%	15,294
	Net Assets – 100%	$1,069,548

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	49

Nuveen Intelligent Risk Conservative Allocation Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,051,727	$—	$—	$1,051,727
Short-Term Investments:
Money-Market Funds	2,527	—	—	2,527
Total	$1,054,254	$—	$—	$1,054,254

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $1,069,053.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$68,282
Depreciation	(83,081)
Net unrealized appreciation (depreciation) of investments	$(14,799)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

REIT	Real Estate Investment Trust

50	Nuveen Investments

Nuveen Intelligent Risk Growth Allocation Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS 97.4%

	EXCHANGE-TRADED FUNDS – 97.4%

	Commodity Funds – 24.7%

7,554	iShares® S&P North American Natural Resources ETF	$241,124

3,277	PowerShares DB Gold Fund, (3)	114,269
	Total Commodity Funds	355,393

	Equity Funds – 69.5%

1,051	iShares® Russell 1000® Index Fund	122,084

3,205	iShares® Russell 2000® Index Fund	381,683

3,329	Vanguard FTSE Developed Markets ETF	125,670

10,867	Vanguard FTSE Emerging Markets ETF	369,913
	Total Equity Funds	999,350

	Fixed Income Funds – 3.2%

374	iShares® Barclays 20+ Year Treasury Bond Fund	45,422
	Total Long-Term Investments (cost $1,399,774)	1,400,165

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.8%

	MONEY MARKET FUNDS – 1.8%

25,518	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$25,518
	Total Short-Term Investments (cost $25,518)	25,518
	Total Investments (cost $1,425,292) – 99.2%	1,425,683
	Other Assets Less Liabilities – 0.8%	11,155
	Net Assets – 100%	$1,436,838

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	51

Nuveen Intelligent Risk Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,400,165	$—	$—	$1,400,165
Short-Term Investments:
Money-Market Funds	25,518	—	—	25,518
Total	$1,425,683	$—	$—	$1,425,683

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $1,454,494.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$104,620
Depreciation	(133,431)
Net unrealized appreciation (depreciation) of investments	$(28,811)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

52	Nuveen Investments

Nuveen Intelligent Risk Moderate Allocation Fund

Portfolio of Investments	November 30, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS 102.8%

	EXCHANGE-TRADED FUNDS – 102.8%

	Commodity Funds – 33.0%

8,340	iShares® S&P North American Natural Resources ETF	$266,213

16,472	PowerShares DB Commodity Index Tracking Fund, (3)	233,738

8,225	PowerShares DB Gold Fund, (3)	286,806
	Total Commodity Funds	786,757

	Equity Funds – 46.4%

2,653	iShares® Russell 1000® Index Fund	308,172

2,007	iShares® Russell 2000® Index Fund	239,014

5,995	Vanguard FTSE Developed Markets ETF	226,311

6,088	Vanguard FTSE Emerging Markets ETF	207,236

1,611	Vanguard REIT ETF	127,897
	Total Equity Funds	1,108,630

	Fixed Income Funds – 23.4%

4,140	iShares® Barclays 20+ Year Treasury Bond Fund	502,802

511	iShares® TIPS Bond ETF	56,619
	Total Fixed Income Funds	559,421
	Total Long-Term Investments (cost $2,414,189)	2,454,808
	Other Assets Less Liabilities – (2.8)%	(67,995)
	Net Assets – 100%	$2,386,813

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$2,454,808	$—	$—	$2,454,808
Total	$2,454,808	$—	$—	$2,454,808

Nuveen Investments	53

Nuveen Intelligent Risk Moderate Allocation Fund (continued)

Portfolio of Investments	November 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $2,451,740.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$169,750
Depreciation	(166,682)
Net unrealized appreciation (depreciation) of investments	$3,068
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

54	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2016